Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 14,821	$ 15,406
Less: distribution expense to managed fleet container investors	(13,495)	(14,163)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(169)	(239)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,157	1,004
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	1,036	1,484
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,193	$ 2,488